August 28, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Equity Dividend Fund

Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A

(Securities Act File No. 33-14517, Investment Company Act File No. 811-05178)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Equity Dividend Fund (the “Registrant”) hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Fund was filed electronically with the Securities and Exchange Commission on August 24, 2026.

Sincerely,

BlackRock Equity Dividend Fund

/s/ Janey Ahn

Janey Ahn
Secretary of the Registrant